Business Combinations - Summary of Purchase Price allocation (Detail) - USD ($) $ in Thousands		Feb. 01, 2025	Nov. 18, 2024	Jan. 17, 2024	Dec. 01, 2023	Sep. 28, 2022	Apr. 05, 2022
Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment							$ 207
Intangible assets	[1]						561
Other non-current assets							745
Current assets and liabilities, net							7,160
Other non-current liabilities							(229)
Deferred tax liabilities							(140)
Total identifiable net assets acquired							8,304
Non-controlling interest							(4,069)
Goodwill							3,476
Total purchase price							$ 7,711
Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment						$ 26
Intangible assets	[2]					801
Other non-current assets						219
Current assets and liabilities, net						3,139
Other non-current liabilities						(67)
Total identifiable net assets acquired						4,118
Non-controlling interest	[3]					(1,761)
Goodwill						5,082
Total purchase price						$ 7,439
Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment				$ 142
Intangible assets	[4]			759
Other non-current assets				176
Current assets and liabilities, net				697
Other non-current liabilities				(155)
Deferred tax liabilities				(152)
Total identifiable net assets acquired				1,467
Non-controlling interest	[5]			(950)
Goodwill				6,328
Total purchase price				$ 6,845	$ 6,845
Happay [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment		$ 63
Intangible assets	[6]	5,702
Current assets and liabilities, net		239
Total identifiable net assets acquired		6,004
Goodwill		5,769
Total purchase price		$ 11,773	$ 11,773

[1]	Intangible assets primarily include brand/trade mark and technology related development cost.
[2]	Intangible assets primarily include brand/trade mark and technology related development cost.
[3]	Includes USD 509 towards liability for ESOPs as per Simplotel Plan 2015.
[4]	Intangible assets primarily include identifiable brand/trade mark and technology related development cost.
[5]	Includes USD 451 towards liability for ESOPs as per Savaari Plan 2013.
[6]	Intangible assets primarily include identifiable brand/trade mark, customer relationship and technology related development costs.